Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenue	$ 0	$ 0
Operating Expenses
General and Administrative	151,645	117,867
Professional Fees	75,987	144,013
Officer's Salary	110,722	105,379
Rent – Related Party	1,920	0
Research and Development	114,190	110,681
Total Operating Expenses	454,464	477,940
Loss from Operations	(454,464)	(477,940)
Other Income/(Expenses)
Gain on forgiveness of debt	0	0
Loss on disposal of fixed asset	0	0
Interest expense	(40,147)	(31,040)
Total Other Income/(Expenses)	(40,147)	(31,040)
Net (Loss) before Provision for Income Taxes	(494,611)	(508,980)
Provision for Income Taxes	0	0
Net Loss	$ (494,611)	$ (508,980)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period – Basic and Diluted	778,836,003	710,969,281